Share Capital, Warrants and Options - Schedule of Number and Weighted Average Exercise Prices of Warrants (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 shares EquityInstruments $ / shares	Dec. 31, 2020 shares $ / shares
Statement Line Items [Line Items]
Outstanding at end of the period | EquityInstruments	19,437,523
Post-consolidation Basis [Member]
Statement Line Items [Line Items]
Outstanding at beginning of the period | shares	25,715,742	15,651,397
Issued | shares		21,731,011
Exercised | shares	(6,278,219)
Cancelled / expired | shares		(11,666,666)
Outstanding at end of the period | shares	19,437,523	25,715,742
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 0.11	$ 0.96
Weighted Average Exercise Price, Issued | $ / shares		0.09
Weighted Average Exercise Price, Exercised | $ / shares	0.11
Weighted Average Exercise Price, Cancelled / expired | $ / shares		1.20
Weighted Average Exercise Price, Outstanding at end of year | $ / shares	$ 0.12	$ 0.11